Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Trade payables	$ 20,228	$ 11,070
Accrued and other liabilities	37,882	8,254
Accounts payable and accrued liabilities	$ 58,110	$ 19,324